Note 24 - Segment and Geographic Information	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
24.	SEGMENT AND GEOGRAPHIC INFORMATION

The Group has three operating segments (1) precious metals trading services, (2) online financial information and advisory service, and other related services in PRC, (3) Hong Kong brokerage services. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision-makers in deciding how to allocate resources and in assessing performance. The Group's chief executive officer has been identified as the chief operating decision makers. The Group's chief operating decision maker directs the allocation of resources to operating segments based on the profitability and cash flows of each respective segment.

The Group evaluates performance based on several factors, including net revenue, cost of revenue, operating expenses, income from operation. The following tables show the operations of the Group's operating segments:

For the year ended December 31, 2014

	Precious metal services	Subscription services and other related services	Brokerage services in Hong Kong	Consolidated

Net revenues	$80,943,201	$25,250,486	$4,610,516	$110,804,203
Less: intersegment sales	(20,852,084)	(6,256,234)	-	(27,108,318)
Net revenues from external customer	60,091,117	18,994,252	4,610,516	83,695,885

Cost of revenues	10,526,980	8,091,595	1,731,651	20,350,226
Less: intersegment cost of revenues	-	2,503	-	2,503
Cost of revenues after elimination	10,526,980	8,094,098	1,731,651	20,352,729
Operating expenses:
General and administrative	8,320,540	19,544,999	2,655,925	30,521,464
Product development	2,460,048	13,567,759	-	16,027,807
Sales and marketing	52,371,135	12,845,724	586,015	65,802,874
Loss from impairment of intangible assets	-	1,802,125	-	1,802,125
Loss from impairment of goodwill	-	8,149,525	-	8,149,525

Total segments operating expenses	63,151,723	55,910,132	3,241,940	122,303,795
Less: intersegment operating expenses	(24,533,694)	(15,199,246)	(117,740)	(39,850,680)
Total operating expenses	38,618,029	40,710,886	3,124,200	82,453,115

Government subsidies	655,437	3,980	-	659,417
Income (loss) from operations	$11,601,545	$(29,806,752)	$(245,335)	$(18,450,542)

Total segments assets	$62,272,231	$171,870,606	$52,776,273	$286,919,110
Less: intersegment assets	(26,824,659)	(127,444,636)	(18,746,458)	(173,015,752)
Total assets	$35,447,572	$44,425,970	$34,029,815	$113,903,358

For the year ended December 31, 2013

	Precious metal trading services	Subscription services and other related services	Brokerage services in Hong Kong	Consolidated

Net revenues	$30,124,245	$21,656,482	$3,404,767	$55,185,494
Less: intersegment sales	-	(2,447,417)	-	(2,447,417)
Net revenues from external customer	30,124,245	19,209,065	3,404,767	52,738,077
Cost of revenues	2,613,287	7,018,379	938,404	10,570,070
Operating expenses:
General and administrative	1,087,048	10,831,336	3,291,718	15,210,102
Product development	784,083	8,248,244	-	9,032,327
Sales and marketing	22,015,190	10,429,389	591,074	33,035,653

Total segments operating expenses	23,886,321	29,508,969	3,882,792	57,278,082
Less: intersegment operating expenses	(2,447,417)	-	-	(2,447,417)
Total operating expenses	21,438,904	29,508,969	3,882,792	54,830,665
Government subsidies	-	11,187	-	11,187
Income (loss) from operations	$6,072,054	$(17,307,096)	$(1,416,429)	$(12,651,471)

Total segments assets	27,791,654	80,844,211	31,893,233	140,529,098
Less: intersegment balances	-	(7,036,363)	-	(7,036,363)
Total assets	$27,791,654	$73,807,848	$31,893,233	$133,492,735

For the year ended December 31, 2012

	Subscription services and other related services	Brokerage services in Hong Kong	Consolidated

Net revenues	$25,781,724	$3,817,762	$29,599,486
Cost of revenues	7,297,061	792,333	8,089,394
Operating expenses:
General and administrative	8,515,833	2,871,548	11,387,381
Product development	10,735,570	-	10,735,570
Sales and marketing	12,500,788	571,229	13,072,017

Total operating expenses	31,752,191	3,442,777	35,194,968

Government subsidies	75,883	-	75,883
Loss from operations	$(13,191,645)	$(417,348)	$(13,608,993)

Total assets	$72,474,437	$48,896,558	$121,370,995

Enterprise wide disclose

The Group derives revenue from external customers for each of the following services during the years presented:

	Years ended December 31,
	2012	2013	2014

Precious metals trading services revenues	$-	$30,124,245	$60,091,117
Financial information and advisory services revenues	20,826,995	11,122,400	10,355,732
Advertising revenue	4,848,622	6,799,109	8,160,310
Hong Kong brokerage services revenues	3,817,762	3,404,767	4,610,516
Others	106,107	1,287,556	478,210

Total revenue from external customers..	$29,599,486	$52,738,077	$83,695,885

Substantially all of the Company's revenues for the years ended December 31, 2012, 2013 and 2014 were generated from the PRC and Hong Kong.

As of December 31, 2012, 2013 and 2014, respectively, substantially all of long-lived assets of the Group are located in the PRC and Hong Kong.